Document and Entity Information	Sep. 30, 2016
Prospectus:
Document Type	497
Document Period End Date	Sep. 30, 2016
Registrant Name	MORGAN STANLEY INSTITUTIONAL FUND INC
Central Index Key	0000836487
Amendment Flag	false
Document Creation Date	Sep. 30, 2016
Document Effective Date	Sep. 30, 2016
Prospectus Date	Apr. 29, 2016
Active International Allocation Portfolio | CLASS I
Prospectus:
Trading Symbol	MSACX
Active International Allocation Portfolio | CLASS A
Prospectus:
Trading Symbol	MSIBX
Emerging Markets Portfolio | CLASS I
Prospectus:
Trading Symbol	MGEMX
Emerging Markets Portfolio | CLASS A
Prospectus:
Trading Symbol	MMKBX
Global Franchise Portfolio | CLASS I
Prospectus:
Trading Symbol	MSFAX
Global Franchise Portfolio | CLASS A
Prospectus:
Trading Symbol	MSFBX
Global Quality Portfolio | Class I
Prospectus:
Trading Symbol	MGQIX
Global Quality Portfolio | Class A
Prospectus:
Trading Symbol	MGQAX
Global Quality Portfolio | Class L
Prospectus:
Trading Symbol	MGQLX
Global Quality Portfolio | Class IS
Prospectus:
Trading Symbol	MGQSX
Growth Portfolio | CLASS I
Prospectus:
Trading Symbol	MSEQX
Growth Portfolio | CLASS A
Prospectus:
Trading Symbol	MSEGX
International Equity Portfolio | CLASS I
Prospectus:
Trading Symbol	MSIQX
International Equity Portfolio | CLASS A
Prospectus:
Trading Symbol	MIQBX
International Real Estate Portfolio | CLASS I
Prospectus:
Trading Symbol	MSUAX
International Real Estate Portfolio | CLASS A
Prospectus:
Trading Symbol	IERBX
Small Company Growth Portfolio | CLASS I
Prospectus:
Trading Symbol	MSSGX
Small Company Growth Portfolio | CLASS A
Prospectus:
Trading Symbol	MSSMX
U.S. Real Estate Portfolio | CLASS I
Prospectus:
Trading Symbol	MSUSX
U.S. Real Estate Portfolio | CLASS A
Prospectus:
Trading Symbol	MUSDX